Income Taxes (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Cayman Islands USD ($)	Dec. 31, 2011 Cayman Islands CNY	Dec. 31, 2010 Cayman Islands CNY	Dec. 31, 2009 Cayman Islands CNY	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2009 PRC CNY	Dec. 31, 2011 U.S. USD ($)	Dec. 31, 2011 U.S. CNY	Dec. 31, 2010 U.S. CNY	Dec. 31, 2009 U.S. CNY	Dec. 31, 2011 Other foreign countries USD ($)	Dec. 31, 2011 Other foreign countries CNY	Dec. 31, 2010 Other foreign countries CNY	Dec. 31, 2009 Other foreign countries CNY
Income Taxes
Total earnings (loss) before income taxes and noncontrolling interest	$ (540,077)	(3,399,190)	2,031,499	(484,561)	$ (40,660)	(255,912)	(341,512)	(654,814)	$ (496,190)	(3,122,969)	2,304,362	116,646	$ 2,705	17,024	(14,006)	(668)	$ (5,932)	(37,333)	82,655	54,275
Total current income tax expense	28,930	182,083	348,537	103,422					21,584	135,848	323,539	94,169	1,173	7,380	50	40	6,173	38,855	24,948	9,213
Deferred income tax benefit		(315,496)							(51,241)	(322,506)	(15,071)	(135,253)					1,114	7,010
Total income tax expense (benefit)	$ (21,197)	(133,413)	333,466	(31,831)